Goodwill And Other Intangible Assets (Schedule Of Expected Future Amortization Expense Of Current Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Year ending December 31, 2012	$ 14.7
2013	14.3
2014	13.5
2015	12.6
2016	12.1
2017 and thereafter	35.3
Total	$ 102.5